Other Operating Expenses - Master Settlements Agreement - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) State	Dec. 31, 2021 USD ($) State	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Profit From Operations [Line Items]
Settlement expenses | £	£ 2,486		£ 2,783		£ 2,163
R J Reynolds Tobacco Company | Master Settlement Agreement and State Settlement Agreements
Profit From Operations [Line Items]
Settlement expenses		$ 3,420		$ 3,572		$ 2,762
Settlement cash payments		3,744		2,848		2,918
R J Reynolds Tobacco Company | Florida | Payment Obligation
Profit From Operations [Line Items]
Settlement expenses				241
R J Reynolds Tobacco Company | Texas, Minnesota and Mississippi
Profit From Operations [Line Items]
Payments of litigation claim settlements				8
R J Reynolds Tobacco Company | Texas, Minnesota and Mississippi | Resolution of Claims
Profit From Operations [Line Items]
Settlement expenses				$ 264
R J Reynolds Tobacco Company | Texas and Minnesota | Final Resolution
Profit From Operations [Line Items]
Settlement expenses	£ 12	$ 17
Non Participating Manufacturer Adjustment Claims Related To Period From2003 To2012 | Master Settlement Agreement | R J Reynolds Tobacco Company
Profit From Operations [Line Items]
Number of states | State	17	17
Increase of income related to payment obligation											$ 1,000
Additional credit received										$ 170
Non Participating Manufacturer Adjustment Claims Related To Period From2004 To2014 | Non Participating Manufacturer Disputes | R J Reynolds Tobacco Company | Five-Year Period from 2016
Profit From Operations [Line Items]
Additional credit received									$ 285
Non Participating Manufacturer Adjustment Claims Related To Period From2004 To2014 | Non Participating Manufacturer Disputes | R J Reynolds Tobacco Company | Five-Year Period from 2017
Profit From Operations [Line Items]
Additional credit recognised								$ 61
Non Participating Manufacturer Adjustment Claims Related To Period From2004 To2017 | Non Participating Manufacturer Disputes | R J Reynolds Tobacco Company | Five-Year Period from 2018
Profit From Operations [Line Items]
Additional credit recognised							$ 182
Non Participating Manufacturer Adjustment Claims Related To Period From2004 To2017 | Non Participating Manufacturer Disputes | R J Reynolds Tobacco Company | Five-Year Period from 2019
Profit From Operations [Line Items]
Additional credit recognised						$ 205